Consolidated Statement of Financial Position - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 17,032,857	$ 36,642,829
Trading assets	11,841,407	10,986,770
Investment securities	33,674,477	44,664,373
Hedging derivative assets	20,854	44,248
Loans:
Commercial	110,742,842	125,246,237
Consumer	59,419,444	76,889,145
Mortgages	17,883,355	29,120,316
Microcredit	267,720	317,739
Loans and receivables	188,313,361	231,573,437
Loss allowance	(9,197,514)	(11,275,612)
Total loans, net	179,115,847	220,297,825
Other accounts receivable, net	23,380,573	19,027,205
Non-current assets held for sale	92,830	208,426
Investments in associates and joint ventures	1,423,343	1,172,829
Tangible assets:
Property, plant and equipment for own-use and given in operating lease, net	4,812,254	6,192,236
Right-of-use assets	1,329,594	1,900,396
Investment properties	880,963	852,935
Biological assets	212,630	154,986
Total Tangible assets	7,235,441	9,100,553
Intangibles
Concession arrangement rights	13,242,706	11,098,116
Goodwill	2,248,217	8,486,560
Other intangible assets	2,040,158	1,886,042
Total Intangibles	17,531,081	21,470,718
Income tax assets:
Current	1,782,658	842,408
Deferred tax	1,851,218	1,765,265
Total Income tax assets, net	3,633,876	2,607,673
Other assets	608,650	680,476
Total assets	295,591,236	366,903,925
Liabilities
Trading liabilities	1,757,606	1,049,910
Hedging derivative liabilities	3,568	55,813
Customer deposits:
Checking accounts	25,932,053	59,225,849
Savings accounts	74,293,894	89,097,128
Time deposits	72,273,697	85,530,244
Other	841,505	617,201
Total deposits from customers	173,341,149	234,470,422
Financial obligations:
Interbank borrowings and overnight funds	9,087,921	10,672,415
Borrowings from banks and others	30,309,358	27,124,710
Bonds issued	28,362,221	32,257,932
Borrowings from development entities	4,357,275	3,227,269
Total borrowings	72,116,775	73,282,326
Provisions:
Legal related	229,193	247,529
Non legal related	997,978	902,732
Total Provisions	1,227,171	1,150,261
Income tax liabilities:
Current	228,817	382,348
Deferred	5,062,670	4,332,366
Total Income tax liabilities	5,291,487	4,714,714
Employee benefits	890,019	1,163,076
Other liabilities	10,141,802	11,545,756
Total liabilities	264,769,577	327,432,278
Equity
Subscribed and paid-in capital	23,744	22,281
Additional paid-in capital	9,571,374	8,490,799
Retained earnings	8,018,417	13,383,391
Other comprehensive income	(1,146,565)	1,117,182
Equity attributable to owners of the parent	16,466,970	23,013,653
Non-controlling interests	14,354,689	16,457,994
Total equity	30,821,659	39,471,647
Total liabilities and equity	$ 295,591,236	$ 366,903,925